UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class Z : FIJBX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.40%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.7
Transportation	24.7
Health Care	14.9
Education	12.0
Special Tax	5.4
Others(Individually Less Than 5%)	14.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914510.100    3233-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class M : FCMTX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 34	0.67%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.7
Transportation	24.7
Health Care	14.9
Education	12.0
Special Tax	5.4
Others(Individually Less Than 5%)	14.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914508.100    1102-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class C : FCMKX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.48%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.7
Transportation	24.7
Health Care	14.9
Education	12.0
Special Tax	5.4
Others(Individually Less Than 5%)	14.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914507.100    1101-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® California Limited Term Tax-Free Bond Fund Fidelity® California Limited Term Tax-Free Bond Fund : FCSTX

This semi-annual shareholder report contains information about Fidelity® California Limited Term Tax-Free Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Limited Term Tax-Free Bond Fund	$ 15	0.29%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$519,549,936
Number of Holdings	279
Portfolio Turnover	12%
What did the Fund invest in?
(as of August 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	41.1
Health Care	19.9
Education	9.5
Transportation	7.9
Electric Utilities	5.2
Others(Individually Less Than 5%)	16.4
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914563.100    1534-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class I : FCMQX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.53%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.7
Transportation	24.7
Health Care	14.9
Education	12.0
Special Tax	5.4
Others(Individually Less Than 5%)	14.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914509.100    1103-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class A : FCMAX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.76%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.7
Transportation	24.7
Health Care	14.9
Education	12.0
Special Tax	5.4
Others(Individually Less Than 5%)	14.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914506.100    1099-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® California Municipal Income Fund Fidelity® California Municipal Income Fund : FCTFX

This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Income Fund	$ 22	0.43%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,595,445,829
Number of Holdings	629
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.7
Transportation	24.7
Health Care	14.9
Education	12.0
Special Tax	5.4
Others(Individually Less Than 5%)	14.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914511.100    91-TSRS-1024

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® California Municipal Income Fund

Semi-Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® California Municipal Income Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 97.9%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 96.5%
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,292
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	3,069
Alameda Corridor Trans. Auth. Rev. Series 2024 A:
0% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	7,250	2,248
0% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	20,000	4,929
Alhambra Unified School District Series 2009 B, 0% 8/1/38 (Assured Guaranty, Inc. Insured)	5,000	3,071
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.) Series 1997 A, 6% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	255	255
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	3,000	2,977
Series 2021 A, 2%, tender 4/1/28 (b)	17,000	16,128
Series 2024 F2:
5% 4/1/43	4,670	5,180
5% 4/1/44	1,150	1,271
5% 4/1/45	1,000	1,101
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2024 B:
5% 7/1/36 (c)	4,750	5,264
5% 7/1/37 (c)	7,000	7,736
5% 7/1/38 (c)	3,200	3,531
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev.:
Bonds:
Series 2023 F, 5.5%, tender 11/1/30 (b)	3,845	4,274
Series 2023 G1, 5.25%, tender 4/1/30 (b)	3,840	4,140
Series 2024 B, 5%, tender 12/1/32 (b)	3,400	3,667
Series 2024 B:
5% 12/1/27	570	595
5% 12/1/28	760	801
5% 12/1/29	760	808
5% 12/1/30	910	975
5% 12/1/31	1,025	1,107
5% 12/1/32	1,705	1,859
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	418
5% 6/1/28	420	446
5% 6/1/29	500	538
5% 6/1/30	300	327
5% 6/1/31	300	325
5% 6/1/32	250	271
5% 6/1/33	250	270
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,959
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,128
Series 2017 C:
5% 4/1/30	650	705
5% 4/1/31	890	963
5% 4/1/33	1,245	1,341
Series 2018 A:
5% 10/1/34	760	813
5% 10/1/36	840	895
5% 10/1/38	620	657
5% 10/1/42	4,000	4,199
5% 10/1/46	6,235	6,501
Series 2021 A:
5% 4/1/29	400	440
5% 4/1/30	425	476
5% 4/1/31	460	520
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	60	60
5.75% 5/1/30	90	90
Series 2019:
3% 10/1/34	3,580	3,430
3% 10/1/35	1,185	1,117
5% 4/1/30	4,695	5,278
Series 2020, 4% 11/1/39	4,955	5,102
Series 2021, 2.5% 12/1/49	1,350	927
Series 2024:
5% 9/1/34	13,390	15,846
5% 9/1/34	17,085	20,219
California Health Facilities Fing. Auth. Rev.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,825
(Stanford Health Proj.) Series 2017 A, 5% 11/15/35	3,405	3,624
Bonds:
Series 2019 B, 5%, tender 10/1/27 (b)	7,700	8,079
Series 2024 B, 5%, tender 5/1/31 (b)	15,265	17,202
Series 2024 B2, 5%, tender 2/4/31 (b)	10,560	11,859
Series 2016 A, 3% 10/1/41	500	439
Series 2017 A:
4% 11/1/38	5,475	5,497
5% 11/15/32	1,400	1,481
Series 2018 A, 5% 11/15/27	500	537
Series 2020 A:
4% 4/1/35	2,000	2,049
4% 4/1/49	14,510	13,897
Series 2022 C, 5% 7/1/32	4,460	4,963
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,460	6,647
Series 2021 1, 3.5% 11/20/35	7,305	7,103
Series 2021 3A, 3.25% 8/20/36	1,914	1,814
Series 2021 A2, 3.75% 3/25/35	4,874	4,951
Series 2023 A1, 4.375% 9/20/36	7,930	8,370
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	8,128
5% 8/1/49	11,000	11,648
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	17,750	15,884
Series 2020:
3% 7/1/50	9,075	7,180
4% 7/1/50	7,125	6,848
Series 2024 A, 3.25% 8/1/29	7,000	7,027
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	2,901
5% 6/1/33	2,320	2,441
5% 6/1/36	5,830	6,108
5% 6/1/37	3,000	3,138
Bonds Series 2024 A, 3.2%, tender 8/1/27 (b)	4,395	4,432
Series 2019 A, 2.65% 8/1/36	9,416	8,212
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	310
5% 10/1/26	715	741
5% 10/1/28	2,130	2,241
5% 10/1/32	1,000	1,045
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,057
4% 5/15/30	1,575	1,616
4% 5/15/31	2,150	2,197
4% 5/15/32	1,000	1,017
5% 5/15/33	895	938
5% 5/15/34	1,000	1,047
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	247
5% 8/15/29	245	262
5% 8/15/30	225	240
5% 8/15/33	750	793
5% 8/15/36	1,435	1,501
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	543
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,063
5% 6/1/28	1,000	1,057
5% 6/1/30	1,555	1,633
5% 6/1/32	1,000	1,047
5% 6/1/33	1,000	1,046
5% 6/1/35	1,000	1,044
5% 6/1/43	3,750	3,853
Series 2016 A, 5% 11/1/36 (d)	1,000	1,017
Series 2017 A:
5% 7/1/29	575	598
5% 7/1/31	1,000	1,037
5% 7/1/32	1,400	1,450
5% 7/1/33	1,000	1,035
5% 7/1/34	1,395	1,441
5% 7/1/35	1,500	1,545
5% 7/1/36	1,500	1,541
5% 7/1/37	1,250	1,282
Series 2017 B:
5% 7/1/28	1,250	1,301
5% 7/1/29	1,300	1,353
5% 7/1/30	750	779
5% 7/1/31	800	830
5% 7/1/32	1,385	1,434
Series 2017:
5% 10/1/27	500	526
5% 10/1/36	1,250	1,300
5% 10/1/37	500	519
5% 10/1/39	1,750	1,809
Series 2018:
5% 10/1/31	200	212
5% 10/1/32	225	238
5% 10/1/33	225	237
5% 10/1/34	225	237
5% 10/1/35	225	236
5% 10/1/36	250	261
5% 10/1/37	550	575
5% 10/1/38	345	359
Series 2019 A:
5% 4/1/30	3,000	3,257
5% 4/1/31	2,000	2,165
5% 4/1/32	3,000	3,241
5% 4/1/35	1,780	1,913
5% 4/1/36	1,125	1,206
5% 4/1/37	1,475	1,577
5% 4/1/40	2,500	2,647
5% 4/1/41	3,865	4,081
Series 2019:
5% 7/1/34	825	901
5% 7/1/39	1,000	1,071
5% 7/1/49	2,100	2,224
Series 2021 A, 4% 2/1/51	7,500	6,812
Series 2021:
4% 10/1/33	250	254
4% 10/1/34	420	425
4% 10/1/37	160	160
4% 10/1/46	960	894
4% 10/1/51	1,150	1,043
Series 2022, 5.25% 6/1/53	7,500	8,183
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2019 A, 2.4%, tender 10/1/29 (b)(c)	1,140	1,071
Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	7,000	7,325
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,180
5% 11/15/49	2,500	2,490
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	1,968
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/27	4,635	4,865
5% 5/15/34	10,000	10,598
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,428
5% 5/15/35	1,955	2,068
5% 5/15/36	1,500	1,581
5% 5/15/43	1,500	1,553
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs. INC. Proj.) Series 2023, 4.05%, tender 2/18/25 (b)(c)(d)	7,500	7,501
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	419
4% 10/15/27	400	405
4% 10/15/28	360	365
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2016 D, 4% 4/1/33	1,660	1,676
Series 2020 D, 2.25% 11/1/39	2,440	1,884
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	5,000	4,728
Series 2016 B3, 3.125%, tender 11/1/26 (b)	9,000	9,040
Series 2021 A, 3% 11/1/52	4,500	3,598
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,278
5% 5/15/35	4,725	4,826
5% 5/15/40	2,250	2,285
Series 2017, 5% 5/15/47	1,000	1,015
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.25% 1/1/43	2,760	2,792
5% 1/1/33	1,625	1,734
5% 1/1/38	6,240	6,607
5% 1/1/43	9,300	9,741
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	262
5% 7/1/28	660	720
5% 7/1/29	695	748
5% 7/1/30	730	784
5% 7/1/31	765	821
5% 7/1/32	805	862
5% 7/1/33	845	904
5% 7/1/34	885	947
5% 7/1/35	925	988
5% 7/1/36	500	533
5% 7/1/37	650	691
5% 7/1/38	500	529
5% 7/1/43	1,250	1,305
5% 7/1/48	9,000	9,331
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (d)	375	391
5% 6/1/39 (d)	475	486
5% 6/1/51 (d)	8,225	8,266
Series 2015:
5% 2/1/35 (e)(f)	1,801	1,261
5% 2/1/45 (e)(f)	4,049	2,835
Series 2016:
5% 10/1/26	1,125	1,159
5% 10/1/27	2,360	2,434
5% 10/1/28	1,230	1,266
5% 10/1/29	675	694
5% 10/1/33	1,850	1,890
Series 2017 A, 5% 11/1/32 (d)	1,135	1,170
Series 2017, 5% 11/1/48 (e)(f)	725	508
Series 2018 A, 5% 3/1/42	7,500	7,731
Series 2020 A, 3% 4/1/50	13,185	10,414
Series 2021 A:
3% 4/1/46	9,810	7,986
4% 4/1/38	2,625	2,604
4% 4/1/39	2,250	2,225
4% 4/1/40	2,500	2,463
4% 4/1/41	1,885	1,845
4% 4/1/46	2,500	2,380
Series 2024 A:
5% 12/1/31	1,750	1,993
5% 12/1/32	2,125	2,444
Carlsbad Unified School District Series 2017 A, 4% 5/1/31	1,500	1,539
Cerritos Cmnty. College District Series 2012 D, 0% 8/1/35	895	623
Chico Calif Unified School District Series 2021 C, 3% 8/1/40	600	533
Ctr. Joint Unified School Ditrict Series 2021 B, 3% 8/1/51	3,500	2,816
Davis Joint Unified School District Series 2020, 3% 8/1/41 (Build America Mutual Assurance Insured)	4,695	4,112
Desert Cmnty. College District Series 2020, 2% 8/1/37	625	496
Dry Creek Jt Elem Scd Series 2009 A, 0% 8/1/34	2,935	2,144
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	281
5% 7/1/30	250	286
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,313
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	343
El Rancho Unified School District Series 2019 B, 3% 8/1/46 (Assured Guaranty Muni. Corp. Insured)	1,000	804
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,564
Series 2016:
5% 9/1/27	1,875	1,939
5% 9/1/28	1,500	1,551
5% 9/1/29	2,000	2,063
5% 9/1/30	1,720	1,769
5% 9/1/31	2,500	2,565
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	625	630
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty, Inc. Insured)	5,655	4,312
0% 8/1/34 (Assured Guaranty, Inc. Insured)	3,500	2,567
Fontana Unified School District Gen. Oblig. Series 2020, 2.375% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,500	3,926
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (Assured Guaranty Muni. Corp. Insured)	9,000	6,838
Foster City Gen. Oblig. Series 2020, 3% 8/1/45	6,500	5,499
Fresno Arpt. Rev. Series 2023 A:
4.125% 7/1/43 (Build America Mutual Assurance Insured) (c)	1,000	981
4.25% 7/1/44 (Build America Mutual Assurance Insured) (c)	1,000	1,002
5% 7/1/35 (Build America Mutual Assurance Insured) (c)	2,060	2,275
5% 7/1/36 (Build America Mutual Assurance Insured) (c)	2,160	2,372
5% 7/1/37 (Build America Mutual Assurance Insured) (c)	1,000	1,095
5% 7/1/38 (Build America Mutual Assurance Insured) (c)	1,385	1,508
5% 7/1/39 (Build America Mutual Assurance Insured) (c)	2,500	2,706
5% 7/1/40 (Build America Mutual Assurance Insured) (c)	2,625	2,848
5% 7/1/41 (Build America Mutual Assurance Insured) (c)	2,760	2,988
Fresno Unified School District Series 2020 B:
5% 8/1/34	100	113
5% 8/1/35	175	196
5% 8/1/36	235	262
5% 8/1/37	150	167
5% 8/1/38	300	333
5% 8/1/39	350	388
5% 8/1/40	400	440
5% 8/1/41	435	476
5% 8/1/42	500	545
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/32	520	542
4% 2/1/33	250	259
4% 2/1/34	430	444
4% 2/1/36	600	614
4% 2/1/41	2,530	2,499
4% 2/1/46	2,055	1,975
4% 2/1/51	2,500	2,362
Gateway Unified Scd Series 2012 D, 0% 8/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315	1,527
Gilroy Pub. Facilities Fing. Auth. Series 2021 A, 3% 8/1/46	1,285	1,070
Glendale Wtr. Rev. Series 2020, 2% 2/1/31	1,240	1,116
Glendora Unified School District Series 2009 B, 0% 8/1/36 (Assured Guaranty, Inc. Insured)	2,845	1,912
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	50,000	5,815
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46	4,250	4,270
Hesperia Calif Cmnty. Redev. Agcy. Series 2018 A, 3.375% 9/1/37 (Assured Guaranty Muni. Corp. Insured)	1,475	1,434
Huntington Beach Union High Series 2021, 2.125% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	1,260	937
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012, 5% 9/2/25	500	505
Series 2013:
5% 9/2/24 (Escrowed to Maturity)	825	825
5% 9/2/26	800	800
Series 2019:
4% 9/2/38	1,000	1,014
4% 9/2/39	1,000	1,008
5% 9/2/44	2,545	2,661
Series 2021:
4% 9/2/35 (Build America Mutual Assurance Insured)	400	418
4% 9/2/36 (Build America Mutual Assurance Insured)	250	259
4% 9/2/37 (Build America Mutual Assurance Insured)	250	258
4% 9/2/38 (Build America Mutual Assurance Insured)	350	360
4% 9/2/39 (Build America Mutual Assurance Insured)	500	510
4% 9/2/40 (Build America Mutual Assurance Insured)	1,025	1,042
4% 9/2/46 (Build America Mutual Assurance Insured)	1,350	1,352
Lammersville Schools Fin. Auth. Series 2019, 3% 10/1/49	3,000	2,357
Lindsay Calif Unified School District Series 2007 C:
0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	695	543
0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	715	538
0% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	675	489
Local Pub. Schools Fdg Auth. School Series 2020 A, 3% 8/1/46	2,235	1,789
Long Beach Cmnty. College:
Series 2008 A:
0% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	2,995	2,703
0% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	8,285	6,807
0% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	8,830	6,755
Series 2019 C, 3% 8/1/36	300	279
Long Beach Hbr. Rev. Series 2017 A:
5% 5/15/29 (c)	1,350	1,417
5% 5/15/30 (c)	1,300	1,361
5% 5/15/31 (c)	2,400	2,508
5% 5/15/32 (c)	1,760	1,837
5% 5/15/33 (c)	1,350	1,406
5% 5/15/34 (c)	1,650	1,717
5% 5/15/35 (c)	2,500	2,598
5% 5/15/36 (c)	3,000	3,114
5% 5/15/37 (c)	2,755	2,856
Long Beach Unified School District:
Series 2008, 0% 8/1/32	1,000	783
Series 2009:
5.25% 8/1/33	410	413
5.75% 8/1/33	170	170
Series 2019 F, 3% 8/1/47	7,750	6,431
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2021 F, 2.625% 12/1/51	1,900	1,338
Los Angeles Dept. Arpt. Rev.:
Series 2015 D, 5% 5/15/41 (c)	3,240	3,261
Series 2016 B:
5% 5/15/36 (c)	3,600	3,673
5% 5/15/41 (c)	3,750	3,807
Series 2018 B, 5% 5/15/31 (c)	7,350	7,752
Series 2018 D, 5% 5/15/48 (c)	2,000	2,057
Series 2018, 5% 5/15/43 (c)	10,000	10,372
Series 2019 A, 5% 5/15/49 (c)	4,950	5,084
Series 2019 D, 5% 5/15/49 (c)	5,625	5,756
Series 2021 D:
5% 5/15/35 (c)	4,735	5,172
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (c)	265	297
Series A, 5% 5/15/30 (c)	700	729
Series F:
4% 5/15/49 (c)	5,000	4,792
5% 5/15/30 (c)	2,480	2,669
5% 5/15/34 (c)	950	1,012
5% 5/15/44 (c)	13,685	14,165
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2024 C:
5% 7/1/44	2,125	2,400
5% 7/1/45	3,000	3,377
Los Angeles Unified School District:
Series 2019 A, 3% 1/1/34	5,785	5,579
Series 2020 C:
3% 7/1/35	4,040	3,847
3% 7/1/38	1,000	923
Series 2024 A, 5% 7/1/34	5,965	7,202
Los Rios Cmnty. College District Series 2019 D, 3% 8/1/44	2,000	1,692
Mendocino Calif Unified School District Series 2022 B, 3% 8/1/51	3,000	2,427
Mendocino-Lake Cmnty. Clge District Series 2022 A, 3% 8/1/41	1,050	925
Merced Union High School District Series 2009 A, 0% 8/1/30 (Assured Guaranty, Inc. Insured)	1,000	843
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	197
5% 4/1/28	3,350	3,523
Miracosta Cmnty. Clg District Series 2016 B, 2% 8/1/40	1,050	769
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,621
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	1,960
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,702
5% 6/1/31	500	518
5% 6/1/32	500	517
5% 6/1/33	1,800	1,862
5% 6/1/34	1,345	1,392
5% 6/1/35	1,895	1,960
5% 6/1/36	2,000	2,064
5% 6/1/41	6,155	6,299
Monterey Peninsula Cmnty. College District Series 2016, 3% 8/1/34	270	259
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,367
Mount San Antonio Cmnty. College Series 2021 C, 2% 8/1/39	3,670	2,752
Mountain View Calif School District S Series 2024 B:
4% 8/1/49 (Build America Mutual Assurance Insured)	5,000	4,961
4% 8/1/54 (Build America Mutual Assurance Insured)	10,000	9,826
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	4,626
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	5,000	3,889
Series 2015:
4% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	330	330
5% 9/1/26 (Pre-Refunded to 3/1/25 @ 100)	500	506
5% 9/1/27 (Pre-Refunded to 3/1/25 @ 100)	455	460
Northern California Transmission Agcy. Rev. Series 2016 A, 5% 5/1/39	1,500	1,536
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	5,755	4,369
Novato Unified School District Series 2020 C, 2% 8/1/39	5,810	4,391
Oakland Unified School District Alameda County Series 2016 A, 3% 8/1/41	1,335	1,128
Oceanside Unified School District Series 2009:
0% 8/1/31	4,875	3,933
0% 8/1/31 (Escrowed to Maturity)	125	102
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (Assured Guaranty Muni. Corp. Insured)	4,315	4,687
Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (c)	1,120	1,118
4% 5/15/36 (Assured Guaranty Muni. Corp. Insured) (c)	775	772
4% 5/15/37 (Assured Guaranty Muni. Corp. Insured) (c)	1,700	1,690
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (c)	800	794
4% 5/15/39 (Assured Guaranty Muni. Corp. Insured) (c)	555	548
4% 5/15/40 (Assured Guaranty Muni. Corp. Insured) (c)	685	671
Palm Springs Unified School District Series 2016 A:
1.5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	2,360	1,950
1.5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	2,725	2,194
1.75% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	3,000	2,407
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	1,275	1,327
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,488
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,550
Panama-Buena Vista Union School District Series 2019 D, 2.625% 8/1/37	1,510	1,289
Perris Union High School District Series 2021 C, 3% 9/1/45	2,000	1,672
Placentia-Yorba Linda Unified School District Series 2011 D, 0% 8/1/36	400	269
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,410
Pomona Unified School District:
Series 2016 D:
2.375% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	8,510	6,031
2.5% 8/1/48 (Assured Guaranty Muni. Corp. Insured)	10,000	6,943
Series 2016 F, 3% 8/1/48	4,000	3,307
Port of Oakland Rev.:
Series 2017 D, 5% 11/1/27 (c)	4,000	4,236
Series 2017:
5% 11/1/25 (Escrowed to Maturity) (c)	65	67
5% 11/1/26 (Escrowed to Maturity) (c)	70	74
5% 11/1/28 (c)	4,820	5,084
5% 11/1/28 (Pre-Refunded to 11/1/27 @ 100) (c)	105	113
5% 11/1/29 (c)	4,125	4,339
5% 11/1/29 (Pre-Refunded to 11/1/27 @ 100) (c)	75	81
Series 2021:
5% 5/1/28 (c)	2,105	2,243
5% 5/1/28 (Escrowed to Maturity) (c)	20	22
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,542
5% 12/15/30	3,500	3,921
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	10,286
Series 2011, 0% 8/1/46	10,150	3,838
Series B:
0% 8/1/33	4,955	3,762
0% 8/1/35	9,000	6,296
0% 8/1/37	6,325	4,040
0% 8/1/38	3,200	1,947
0% 8/1/41	5,130	2,660
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/30	1,495	1,519
5% 9/1/31	1,260	1,279
5% 9/1/32	1,795	1,821
5% 9/1/33	2,740	2,779
5% 9/1/34	1,225	1,242
5% 9/1/35	1,580	1,602
5% 9/1/36	3,395	3,439
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	1,700	1,704
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	1,850	1,854
Richmond Wastewtr. Rev. Series 2019 A:
5% 8/1/39	390	425
5% 8/1/44	2,135	2,283
Riverside County Trans. Commission Toll Rev. Series 2021 B1, 4% 6/1/46	6,400	6,317
Rocklin Unified School District Series 2002, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,940
Roseville City School District Series 2002 A, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,770
Sacramento City Unified School District:
Series 2007, 0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,450	1,310
Series 2021 G, 4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	2,250	2,255
Series 2022 A:
5% 8/1/41	1,870	2,040
5.5% 8/1/47	2,500	2,757
Series 2024 B:
5% 8/1/33 (Build America Mutual Assurance Insured)	1,500	1,762
5% 8/1/34 (Build America Mutual Assurance Insured)	400	469
5% 8/1/35 (Build America Mutual Assurance Insured)	475	555
5% 8/1/36 (Build America Mutual Assurance Insured)	500	582
5% 8/1/37 (Build America Mutual Assurance Insured)	1,400	1,628
5% 8/1/38 (Build America Mutual Assurance Insured)	1,000	1,157
5% 8/1/39 (Build America Mutual Assurance Insured)	450	517
5% 8/1/43 (Build America Mutual Assurance Insured)	1,300	1,458
5% 8/1/44 (Build America Mutual Assurance Insured)	650	726
Sacramento County Arpt. Sys. Rev.:
Series 2016 B, 5% 7/1/35	790	813
Series 2018 C:
5% 7/1/31 (c)	2,110	2,215
5% 7/1/32 (c)	1,590	1,666
5% 7/1/34 (c)	4,000	4,181
5% 7/1/35 (c)	5,000	5,217
5% 7/1/36 (c)	7,500	7,805
Series 2018 E, 5% 7/1/34	1,000	1,073
Sacramento Muni. Util. District Elec. Rev. Series 2016 D, 5% 8/15/28	2,500	2,758
Sacramento TOT Rev. Series A:
5% 6/1/34	700	748
5% 6/1/35	2,065	2,202
5% 6/1/36	2,215	2,357
5% 6/1/37	2,405	2,552
5% 6/1/38	1,240	1,311
5% 6/1/43	7,165	7,457
San Bernardino Unified School District Gen. Oblig. Series 2012 F, 3% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,000	4,218
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	1,762
5% 7/1/31	2,000	2,115
5% 7/1/33	1,735	1,829
5% 7/1/34	1,380	1,454
5% 7/1/35	1,500	1,578
5% 7/1/36	1,980	2,082
5% 7/1/38	2,000	2,096
5% 7/1/42	5,000	5,192
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/25 (c)	515	523
5% 7/1/27 (c)	500	525
5% 7/1/28 (c)	1,000	1,042
5% 7/1/29 (c)	1,725	1,794
5% 7/1/30 (c)	2,915	3,027
5% 7/1/31 (c)	1,250	1,294
5% 7/1/32 (c)	1,300	1,344
5% 7/1/33 (c)	1,330	1,374
5% 7/1/34 (c)	1,000	1,032
5% 7/1/36 (c)	1,500	1,543
5% 7/1/37 (c)	750	770
5% 7/1/47 (c)	5,250	5,312
Series A, 5% 7/1/26 (c)	690	714
Series 2017A, 5% 7/1/42	5,810	6,047
Series 2019 B:
5% 7/1/28 (c)	820	871
5% 7/1/49 (c)	5,050	5,155
Series 2023 B, 5.25% 7/1/37 (c)	2,000	2,241
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Projs. And Series 2012B And Series 2013A Rfdg.) Series 2024 A:
5% 10/15/31	1,000	1,161
5% 10/15/32	850	999
5% 10/15/33	1,100	1,310
5% 10/15/34	615	742
5% 10/15/35	825	988
5% 10/15/36	1,000	1,194
Series 2016, 5% 10/15/31	650	664
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	2,075
Series 2008 C, 0% 7/1/37	1,300	846
Series 2008 E, 0% 7/1/47 (g)	8,700	7,308
Series 2012 E, 0% 7/1/33	1,195	911
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 4% 7/1/38	3,040	3,063
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/30	330	342
Series 2016 B:
5% 5/1/41 (c)	9,695	9,831
5% 5/1/46 (c)	23,000	23,253
Series 2017 A, 5% 5/1/42 (c)	3,205	3,271
Series 2018 D, 5% 5/1/43 (c)	1,000	1,026
Series 2019 A:
5% 5/1/36 (c)	10,000	10,594
5% 5/1/37 (c)	5,595	5,914
5% 1/1/47 (c)	6,005	6,164
5% 5/1/49 (c)	12,645	12,969
Series 2019 E, 5% 5/1/50 (c)	7,000	7,173
San Francisco City & County Gen. Oblig. Series 2020 B, 2% 6/15/35	1,000	826
San Jacinto Unified School District Series 2014:
5% 8/1/29 (Assured Guaranty Muni. Corp. Insured)	3,150	3,159
5% 8/1/31 (Assured Guaranty Muni. Corp. Insured)	650	652
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/29 (c)	735	761
5% 3/1/31 (c)	1,100	1,135
5% 3/1/32 (c)	850	876
5% 3/1/33 (c)	1,095	1,127
5% 3/1/34 (c)	1,250	1,286
5% 3/1/35 (c)	3,475	3,571
5% 3/1/36 (c)	2,250	2,308
5% 3/1/37 (c)	2,250	2,305
5% 3/1/41 (c)	10,235	10,411
Series 2017 B:
5% 3/1/29	200	211
5% 3/1/30	250	264
5% 3/1/32	235	247
5% 3/1/33	250	263
5% 3/1/34	500	525
5% 3/1/37	3,000	3,136
Series 2021 A:
4% 3/1/34 (c)	2,000	2,014
5% 3/1/25 (c)	500	504
5% 3/1/27 (c)	750	783
5% 3/1/28 (c)	1,270	1,343
5% 3/1/29 (c)	1,000	1,071
5% 3/1/30 (c)	1,275	1,381
5% 3/1/31 (c)	1,600	1,748
5% 3/1/32 (c)	2,000	2,185
5% 3/1/33 (c)	1,500	1,630
San Juan Unified School District Series 2020, 2.25% 8/1/39	2,000	1,580
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/29	675	690
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,559
0% 8/1/37	2,675	1,699
0% 8/1/47	11,505	4,359
San Mateo County Cmnty. College District Series 2019, 5% 9/1/38	760	834
San Mateo County Joint Powers Fing. Auth. Series 2021 A1:
2.5% 6/15/55	10,550	6,825
3% 6/15/46	7,510	6,296
San Mateo Unified School District Series 2020 A, 2.25% 9/1/42	3,000	2,189
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	825	826
5% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	860	862
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	1,770	1,773
5% 6/15/28 (Assured Guaranty Muni. Corp. Insured)	1,865	1,868
5% 6/15/29 (Assured Guaranty Muni. Corp. Insured)	1,780	1,783
5% 6/15/30 (Assured Guaranty Muni. Corp. Insured)	1,150	1,152
5% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	1,002
Sanger Unified School District Series 2018 C, 3% 8/1/48	2,785	2,271
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/32	1,365	1,511
5% 4/1/34	1,000	1,103
5% 4/1/36	2,135	2,339
5% 4/1/37	1,000	1,092
5% 4/1/38	845	920
Santa Clara County Fing. Auth. Lease Rev.:
Series 2019 A, 3% 5/1/41	2,000	1,757
Series 2021 A, 3% 5/1/39	2,250	2,060
Santa Clara Unified School District Series 2017, 3% 7/1/35	265	255
Santa Clarita Cmnty. College District Series 2019, 3% 8/1/49	2,000	1,635
Santa Monica Pub. Fin. Rev. (City Svcs. Bldg. Proj.) Series 2017, 4% 7/1/39	790	807
Santa Monica-Malibu Unified School District:
Series 2017 C:
4% 7/1/36	435	446
4% 7/1/37	475	484
4% 7/1/38	450	457
4% 7/1/39	550	558
5% 7/1/30	250	267
5% 7/1/31	350	372
5% 7/1/32	255	271
5% 7/1/33	250	265
5% 7/1/34	315	333
5% 7/1/35	400	423
Series 2019 A, 3% 8/1/49	3,190	2,603
Santee School District Series 2008 D, 0% 8/1/38	4,140	2,518
Shasta Union High School District Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,998
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	1,255	1,332
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)(Escrowed to Maturity)	45	50
Series 2019 B:
5% 9/1/24 (c)	425	425
5% 9/1/24 (Escrowed to Maturity) (c)	15	15
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46	5,000	5,027
Southern California Pub. Pwr. Auth. Bonds Series 2024 A, 5%, tender 9/1/30 (b)	7,000	7,535
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,300
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,240
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,031
5% 10/1/35	1,000	1,071
5% 10/1/36	1,585	1,691
Stockton Unified School District Gen. Oblig.:
Series 2011 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900	1,426
Series 2024:
5% 8/1/31	1,000	1,148
5% 8/1/32	1,000	1,163
5% 8/1/33	1,000	1,177
5% 8/1/34	1,245	1,481
Temecula Valley Unified School District Gen. Oblig. Series 2021 D, 3% 8/1/44	2,500	2,107
Tulare Swr. Rev. Series 2015, 5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	965	991
Univ. of California Revs.:
Series 2017 M, 3% 5/15/37	800	748
Series 2021 Q, 3% 5/15/51	22,435	18,291
Series 2024 BW:
5% 5/15/31	4,000	4,604
5% 5/15/33	5,000	5,901
5% 5/15/35	10,000	11,831
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	982
4% 1/1/36	1,000	983
5% 1/1/30	1,335	1,403
5% 1/1/31	1,350	1,415
5% 1/1/32	1,400	1,465
5% 1/1/33	2,835	2,963
5% 1/1/34	2,230	2,328
Vallecitos Wtr. District Series 2021 A, 2.25% 8/1/46	2,000	1,375
Vernon Elec. Sys. Rev. Series 2022 A:
5% 8/1/36	1,490	1,642
5% 8/1/38	825	904
5% 8/1/39	1,275	1,391
5% 8/1/41	420	454
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,423
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,364
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,037
Washington Township Health Care District Gen. Oblig.:
Series 2013 B, 5% 8/1/43	5,000	5,000
Series 2023 B:
4.5% 8/1/53 (Assured Guaranty Muni. Corp. Insured)	2,400	2,460
5.25% 8/1/48	1,625	1,822
5.5% 8/1/53	2,600	2,948
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	2,572
5% 7/1/32	1,350	1,385
5% 7/1/33	1,000	1,025
Series 2019 A:
5% 7/1/29	1,120	1,178
5% 7/1/30	1,000	1,048
5% 7/1/31	875	914
5% 7/1/32	890	928
5% 7/1/36	750	770
Series 2023 A:
5.75% 7/1/48	1,000	1,098
5.75% 7/1/53	1,000	1,085
Series A:
4% 7/1/33	260	260
4% 7/1/35	300	296
5% 7/1/30	300	321
5% 7/1/31	325	345
West Contra Costa Unified School District:
Series 2009 C1, 0% 8/1/32 (Assured Guaranty, Inc. Insured)	1,000	787
Series 2012 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,675	1,265
Wiseburn School District Series 2012 C, 0% 8/1/37	1,000	642
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/36	825	547
TOTAL CALIFORNIA		1,539,569
Puerto Rico - 1.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	5,110	5,368
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	4,980	3,350
5.625% 7/1/27	595	620
5.625% 7/1/29	1,815	1,951
5.75% 7/1/31	4,240	4,694
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	30	30
Series 2019 A2:
4.329% 7/1/40	4,715	4,656
4.536% 7/1/53	1,864	1,784
TOTAL PUERTO RICO		22,453
TOTAL MUNICIPAL BONDS (Cost $1,553,665)		1,562,022

Municipal Notes - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 0.5%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 21, 3.7% 9/3/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i) (Cost $7,100)	7,100	7,100

Money Market Funds - 0.8%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.22% (j)(k) (Cost $13,301)	13,298,162	13,301

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,574,066)	1,582,423
NET OTHER ASSETS (LIABILITIES) - 0.8%	13,023
NET ASSETS - 100.0%	1,595,446

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,199,000 or 1.5% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Provides evidence of ownership in one or more underlying municipal bonds.
(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.22%	56,963	204,348	248,013	605	1	2	13,301	0.6%
Total	56,963	204,348	248,013	605	1	2	13,301

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,569,122	-	1,564,518	4,604

Money Market Funds	13,301	13,301	-	-
Total Investments in Securities:	1,582,423	13,301	1,564,518	4,604
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,560,765)	$1,569,122
Fidelity Central Funds (cost $13,301)	13,301

Total Investment in Securities (cost $1,574,066)		$1,582,423
Receivable for fund shares sold		355
Interest receivable		15,936
Distributions receivable from Fidelity Central Funds		95
Prepaid expenses		2
Total assets		1,598,811
Liabilities
Payable to custodian bank	$112
Payable for fund shares redeemed	1,174
Distributions payable	1,456
Accrued management fee	566
Distribution and service plan fees payable	18
Other payables and accrued expenses	39
Total liabilities		3,365
Net Assets		$1,595,446
Net Assets consist of:
Paid in capital		$1,621,095
Total accumulated earnings (loss)		(25,649)
Net Assets		$1,595,446

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($45,003 ÷ 3,659 shares)(a)		$12.30
Maximum offering price per share (100/96.00 of $12.30)		$12.81
Class M :
Net Asset Value and redemption price per share ($3,063 ÷ 248 shares)(a)(b)		$12.33
Maximum offering price per share (100/96.00 of $12.33)		$12.84
Class C :
Net Asset Value and offering price per share ($8,960 ÷ 730 shares)(a)(b)		$12.28
California Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,410,147 ÷ 114,832 shares)		$12.28
Class I :
Net Asset Value, offering price and redemption price per share ($48,144 ÷ 3,912 shares)		$12.31
Class Z :
Net Asset Value, offering price and redemption price per share ($80,129 ÷ 6,512 shares)		$12.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended August 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Interest		$26,606
Income from Fidelity Central Funds		605
Total income		27,211
Expenses
Management fee	$3,411
Distribution and service plan fees	101
Custodian fees and expenses	13
Independent trustees' fees and expenses	2
Registration fees	77
Audit fees	30
Legal	3
Miscellaneous	5
Total expenses before reductions	3,642
Expense reductions	(18)
Total expenses after reductions		3,624
Net Investment income (loss)		23,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,434)
Fidelity Central Funds	1
Total net realized gain (loss)		(1,433)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,469
Fidelity Central Funds	2
Total change in net unrealized appreciation (depreciation)		12,471
Net gain (loss)		11,038
Net increase (decrease) in net assets resulting from operations		$34,625
Statement of Changes in Net Assets

Amount in thousands	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,587	$50,399
Net realized gain (loss)	(1,433)	(21,404)
Change in net unrealized appreciation (depreciation)	12,471	53,455
Net increase (decrease) in net assets resulting from operations	34,625	82,450
Distributions to shareholders	(22,635)	(49,055)

Share transactions - net increase (decrease)	(60,934)	(241,712)
Total increase (decrease) in net assets	(48,944)	(208,317)

Net Assets
Beginning of period	1,644,390	1,852,707
End of period	$1,595,446	$1,644,390

Financial Highlights
Fidelity Advisor® California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.90	$12.85	$13.28	$13.63	$12.78
Income from Investment Operations
Net investment income (loss) B,C	.159	.302	.267	.245	.281	.309
Net realized and unrealized gain (loss)	.093	.291	(.952)	(.370)	(.305)	.866
Total from investment operations	.252	.593	(.685)	(.125)	(.024)	1.175
Distributions from net investment income	(.152)	(.293)	(.265)	(.245)	(.281)	(.309)
Distributions from net realized gain	-	-	-	(.060)	(.045)	(.016)
Total distributions	(.152)	(.293)	(.265)	(.305)	(.326)	(.325)
Net asset value, end of period	$12.30	$12.20	$11.90	$12.85	$13.28	$13.63
Total Return D,E,F	2.09%	5.06%	(5.32)%	(1.00)%	(.15)%	9.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.76% I	.78%	.79%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.76 % I	.78%	.79%	.78%	.79%	.79%
Expenses net of all reductions	.76% I	.78%	.79%	.78%	.78%	.79%
Net investment income (loss)	2.60% I	2.53%	2.23%	1.84%	2.11%	2.34%
Supplemental Data
Net assets, end of period (in millions)	$45	$41	$49	$59	$60	$56
Portfolio turnover rate J	25 % I	15%	14%	14%	13%	11%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® California Municipal Income Fund Class M

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$11.93	$12.88	$13.31	$13.66	$12.81
Income from Investment Operations
Net investment income (loss) B,C	.165	.314	.280	.258	.290	.315
Net realized and unrealized gain (loss)	.093	.291	(.953)	(.370)	(.304)	.866
Total from investment operations	.258	.605	(.673)	(.112)	(.014)	1.181
Distributions from net investment income	(.158)	(.305)	(.277)	(.258)	(.291)	(.315)
Distributions from net realized gain	-	-	-	(.060)	(.045)	(.016)
Total distributions	(.158)	(.305)	(.277)	(.318)	(.336)	(.331)
Net asset value, end of period	$12.33	$12.23	$11.93	$12.88	$13.31	$13.66
Total Return D,E,F	2.13%	5.15%	(5.21)%	(.91)%	(.08)%	9.32%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67% I	.69%	.69%	.70%	.72%	.75%
Expenses net of fee waivers, if any	.67 % I	.69%	.69%	.70%	.72%	.75%
Expenses net of all reductions	.67% I	.69%	.69%	.70%	.72%	.75%
Net investment income (loss)	2.69% I	2.61%	2.32%	1.92%	2.18%	2.37%
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$4	$5	$5	$11
Portfolio turnover rate J	25 % I	15%	14%	14%	13%	11%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$11.88	$12.83	$13.26	$13.61	$12.76
Income from Investment Operations
Net investment income (loss) B,C	.115	.215	.179	.146	.181	.210
Net realized and unrealized gain (loss)	.092	.291	(.953)	(.370)	(.305)	.866
Total from investment operations	.207	.506	(.774)	(.224)	(.124)	1.076
Distributions from net investment income	(.107)	(.206)	(.176)	(.146)	(.181)	(.210)
Distributions from net realized gain	-	-	-	(.060)	(.045)	(.016)
Total distributions	(.107)	(.206)	(.176)	(.206)	(.226)	(.226)
Net asset value, end of period	$12.28	$12.18	$11.88	$12.83	$13.26	$13.61
Total Return D,E,F	1.72%	4.31%	(6.03)%	(1.74)%	(.90)%	8.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.48% I	1.51%	1.53%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.48 % I	1.50%	1.52%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.48% I	1.50%	1.52%	1.53%	1.54%	1.54%
Net investment income (loss)	1.87% I	1.80%	1.49%	1.09%	1.36%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$9	$9	$10	$14	$21	$24
Portfolio turnover rate J	25 % I	15%	14%	14%	13%	11%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® California Municipal Income Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.88	$12.83	$13.26	$13.61	$12.76
Income from Investment Operations
Net investment income (loss) B,C	.179	.341	.307	.290	.325	.353
Net realized and unrealized gain (loss)	.083	.301	(.953)	(.370)	(.305)	.866
Total from investment operations	.262	.642	(.646)	(.080)	.020	1.219
Distributions from net investment income	(.172)	(.332)	(.304)	(.290)	(.325)	(.353)
Distributions from net realized gain	-	-	-	(.060)	(.045)	(.016)
Total distributions	(.172)	(.332)	(.304)	(.350)	(.370)	(.369)
Net asset value, end of period	$12.28	$12.19	$11.88	$12.83	$13.26	$13.61
Total Return D,E	2.17%	5.50%	(5.02)%	(.67)%	.18%	9.68%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43% H	.45%	.46%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.43 % H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.43% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.92% H	2.85%	2.56%	2.17%	2.45%	2.68%
Supplemental Data
Net assets, end of period (in millions)	$1,410	$1,473	$1,685	$1,947	$2,047	$2,159
Portfolio turnover rate I	25 % H	15%	14%	14%	13%	11%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.91	$12.86	$13.29	$13.64	$12.79
Income from Investment Operations
Net investment income (loss) B,C	.173	.330	.297	.278	.313	.342
Net realized and unrealized gain (loss)	.093	.292	(.953)	(.370)	(.304)	.866
Total from investment operations	.266	.622	(.656)	(.092)	.009	1.208
Distributions from net investment income	(.166)	(.322)	(.294)	(.278)	(.314)	(.342)
Distributions from net realized gain	-	-	-	(.060)	(.045)	(.016)
Total distributions	(.166)	(.322)	(.294)	(.338)	(.359)	(.358)
Net asset value, end of period	$12.31	$12.21	$11.91	$12.86	$13.29	$13.64
Total Return D,E	2.21%	5.31%	(5.08)%	(.75)%	.09%	9.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.53% H	.55%	.55%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.53 % H	.54%	.54%	.54%	.54%	.55%
Expenses net of all reductions	.53% H	.54%	.54%	.54%	.54%	.55%
Net investment income (loss)	2.82% H	2.76%	2.47%	2.08%	2.36%	2.58%
Supplemental Data
Net assets, end of period (in millions)	$48	$47	$45	$52	$67	$59
Portfolio turnover rate I	25 % H	15%	14%	14%	13%	11%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® California Municipal Income Fund Class Z

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.91	$12.86	$13.29	$13.64	$12.79
Income from Investment Operations
Net investment income (loss) B,C	.181	.345	.311	.294	.329	.357
Net realized and unrealized gain (loss)	.083	.291	(.953)	(.370)	(.305)	.866
Total from investment operations	.264	.636	(.642)	(.076)	.024	1.223
Distributions from net investment income	(.174)	(.336)	(.308)	(.294)	(.329)	(.357)
Distributions from net realized gain	-	-	-	(.060)	(.045)	(.016)
Total distributions	(.174)	(.336)	(.308)	(.354)	(.374)	(.373)
Net asset value, end of period	$12.30	$12.21	$11.91	$12.86	$13.29	$13.64
Total Return D,E	2.19%	5.44%	(4.97)%	(.64)%	.21%	9.68%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.43%	.43%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.40 % H	.42%	.43%	.42%	.43%	.43%
Expenses net of all reductions	.40% H	.42%	.43%	.42%	.43%	.43%
Net investment income (loss)	2.95% H	2.88%	2.59%	2.20%	2.47%	2.70%
Supplemental Data
Net assets, end of period (in millions)	$80	$71	$60	$60	$53	$43
Portfolio turnover rate I	25 % H	15%	14%	14%	13%	11%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,579
Gross unrealized depreciation	(37,369)
Net unrealized appreciation (depreciation)	$11,210
Tax cost	$1,571,213

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,529)
Long-term	(29,723)
Total capital loss carryforward	$(34,252)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Municipal Income Fund	196,387	218,622
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.50
Class M	.41
Class C	.48
California Municipal Income	.42
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.50
Class M	.41
Class C	.48
California Municipal Income	.42
Class I	.52
Class Z	.39

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	55	7
Class M	- %	.25%	4	-
Class C	.75%	.25%	42	6
			101	13

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2
Class M	-B
Class CA	-B
2

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity California Municipal Income Fund	5,000	1,700	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity California Municipal Income Fund	1
7. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2024	Year ended February 29, 2024
Fidelity California Municipal Income Fund
Distributions to shareholders
Class A	$544	$1,112
Class M	41	83
Class C	75	155
California Municipal Income	20,279	44,680
Class I	632	1,257
Class Z	1,064	1,768
Total	$22,635	$49,055
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2024	Year ended February 29, 2024	Six months ended August 31, 2024	Year ended February 29, 2024
Fidelity California Municipal Income Fund
Class A
Shares sold	761	474	$9,231	$5,659
Reinvestment of distributions	40	80	480	955
Shares redeemed	(518)	(1,337)	(6,299)	(15,961)
Net increase (decrease)	283	(783)	$3,412	$(9,347)
Class M
Shares sold	11	28	$135	$338
Reinvestment of distributions	3	6	37	74
Shares redeemed	(33)	(66)	(402)	(784)
Net increase (decrease)	(19)	(32)	$(230)	$(372)
Class C
Shares sold	118	125	$1,449	$1,509
Reinvestment of distributions	6	12	69	142
Shares redeemed	(112)	(260)	(1,361)	(3,086)
Net increase (decrease)	12	(123)	$157	$(1,435)
California Municipal Income
Shares sold	4,684	23,042	$56,936	$274,088
Reinvestment of distributions	966	1,991	11,707	23,782
Shares redeemed	(11,697)	(45,942)	(142,020)	(539,308)
Net increase (decrease)	(6,047)	(20,909)	$(73,377)	$(241,438)
Class I
Shares sold	765	1,824	$9,315	$21,783
Reinvestment of distributions	38	80	461	960
Shares redeemed	(762)	(1,799)	(9,255)	(21,159)
Net increase (decrease)	41	105	$521	$1,584
Class Z
Shares sold	1,074	2,563	$13,069	$30,613
Reinvestment of distributions	81	136	983	1,623
Shares redeemed	(450)	(1,928)	(5,469)	(22,940)
Net increase (decrease)	705	771	$8,583	$9,296
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.777802.122
CFL-SANN-1024
Fidelity® California Limited Term Tax-Free Bond Fund

Semi-Annual Report
August 31, 2024
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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® California Limited Term Tax-Free Bond Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 98.2%
	Principal Amount (a)	Value ($)
California - 97.4%
ABC Unified School District Series 2001 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,252,966
Acton-Agua Dulce Unified Scd Series 2009, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,795,000	1,399,587
Anaheim School District Series 2007, 0% 8/1/29	875,000	759,408
Azusa Unified School District Series 2002, 0% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,059,972
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	7,300,000	7,242,921
Series 2021 A, 2%, tender 4/1/28 (b)	11,900,000	11,289,880
Series A, 2.95%, tender 4/1/26 (b)	1,830,000	1,824,774
Series B, 2.85%, tender 4/1/25 (b)	6,890,000	6,881,170
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/26	1,000,000	1,052,874
5% 10/1/27	1,000,000	1,078,334
5% 10/1/28	1,000,000	1,102,271
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev.:
Bonds:
Series 2023 F, 5.5%, tender 11/1/30 (b)	1,155,000	1,284,002
Series 2023 G1, 5.25%, tender 4/1/30 (b)	1,160,000	1,250,569
Series 2024 B, 5%, tender 12/1/32 (b)	1,600,000	1,725,477
Series 2024 B:
5% 12/1/27	180,000	187,795
5% 12/1/28	240,000	252,795
5% 12/1/29	240,000	255,056
5% 12/1/30	290,000	310,784
5% 12/1/31	325,000	350,923
5% 12/1/32	545,000	594,357
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/25	400,000	404,437
5% 6/1/26	500,000	514,395
California Edl. Facilities Auth. Rev.:
Series 2005 A, 0% 7/1/28	400,000	361,166
Series 2021 A:
5% 4/1/25	415,000	420,218
5% 4/1/26	475,000	492,874
5% 4/1/27	475,000	504,406
5% 4/1/28	375,000	406,359
California Gen. Oblig.:
Series 2016:
5% 8/1/27	2,000,000	2,093,160
5% 9/1/30	1,550,000	1,616,334
Series 2017 A, 5% 8/1/26	5,170,000	5,402,695
Series 2018:
3% 10/1/32	595,000	583,088
5% 8/1/25	250,000	255,389
Series 2019, 5% 10/1/28	1,845,000	2,022,866
Series 2020:
5% 11/1/26	2,000,000	2,105,929
5% 11/1/28	5,000,000	5,491,249
5% 11/1/30	1,060,000	1,201,704
5% 11/1/31	2,990,000	3,374,144
Series 2021, 5% 12/1/25	2,500,000	2,575,075
Series 2022, 4% 9/1/29	1,515,000	1,617,296
Series 2023:
5% 10/1/28	5,000,000	5,482,023
5% 9/1/30	5,000,000	5,654,988
Series 2024:
5% 8/1/32	6,000,000	6,947,686
5% 9/1/34	5,335,000	6,313,552
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	12,985,000	12,727,440
Series 2016 B2, 4%, tender 10/1/24 (b)	7,130,000	7,131,450
Series 2019 B, 5%, tender 10/1/27 (b)	5,625,000	5,901,664
Series 2019 C, 5%, tender 10/1/25 (b)	6,730,000	6,807,473
Series 2021 A, 3%, tender 8/15/25 (b)	9,000,000	8,977,926
Series 2024 B, 5%, tender 5/1/31 (b)	4,735,000	5,335,882
Series 2024 B2, 5%, tender 2/4/31 (b)	5,000,000	5,615,169
Series 2015, 5% 11/15/25	675,000	695,835
Series 2016 A, 4% 3/1/27	475,000	482,238
Series 2021 A:
4% 11/1/24	365,000	365,511
5% 11/1/25	500,000	514,054
5% 11/1/26	300,000	315,875
5% 11/1/27	200,000	215,468
Series 2021 B:
5% 11/1/26	250,000	263,229
5% 11/1/27	600,000	646,404
Series 2022 A:
5% 5/15/26	1,000,000	1,038,048
5% 5/15/27	275,000	291,424
Series 2022 C, 5% 7/1/32	1,335,000	1,485,617
California Hsg. Fin. Agcy. Afforda Bonds Series 2023 A2, 3.6%, tender 8/1/63 (b)	2,500,000	2,514,480
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	320,479
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,665,000	6,859,070
Series 2024 A, 3.25% 8/1/29	3,000,000	3,011,590
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A, 5% 6/1/30	2,650,000	2,813,559
Bonds Series 2024 A, 3.2%, tender 8/1/27 (b)	1,355,000	1,366,547
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/24	370,000	370,231
5% 10/1/25	1,210,000	1,230,182
5% 10/1/26	355,000	367,856
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,062,340
5% 5/15/26	360,000	375,042
5% 5/15/27	350,000	373,376
(Institute On Aging Proj.) Series 2017:
5% 8/15/25	995,000	1,015,484
5% 8/15/26	275,000	288,228
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/25	1,250,000	1,269,884
5% 6/1/28	390,000	412,081
Series 2016 A, 4% 11/1/26 (c)	500,000	498,352
Series 2017 A:
5% 7/1/25	1,035,000	1,046,907
5% 11/1/25	745,000	754,066
5% 7/1/26	1,065,000	1,093,699
5% 7/1/27	1,235,000	1,286,643
5% 7/1/29	115,000	119,664
Series 2017 B:
5% 1/1/25	1,230,000	1,234,587
5% 7/1/26	500,000	513,474
5% 7/1/27	640,000	666,762
Series 2018:
5% 10/1/24	275,000	275,194
5% 10/1/25	275,000	279,645
5% 10/1/26	300,000	311,232
Series 2019 A:
5% 4/1/26	650,000	673,435
5% 4/1/27	1,285,000	1,361,245
5% 4/1/28	2,000,000	2,160,127
5% 4/1/29	3,000,000	3,262,702
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(c)	1,500,000	1,484,593
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/25	630,000	626,718
4% 11/15/28	710,000	707,159
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	404,554
5% 5/15/26 (Build America Mutual Assurance Insured)	450,000	465,238
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	494,764
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	401,302
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	434,727
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	549,622
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/25	3,400,000	3,441,014
5% 5/15/26	3,000,000	3,094,924
5% 5/15/27	3,000,000	3,148,628
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018, 5% 5/15/27	750,000	787,157
California Pub. Fin. Auth. Rev.:
Series 2021 A:
4% 10/15/24	380,000	379,971
4% 10/15/25	390,000	391,571
Series 2024, 5% 8/1/30	5,500,000	6,257,555
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2016 D, 5% 4/1/28	4,635,000	4,842,802
Series 2021 D:
5% 11/1/27	3,555,000	3,822,325
5% 11/1/28	3,745,000	4,109,836
Series 2022 C:
5% 8/1/26	6,255,000	6,552,064
5% 8/1/27	5,165,000	5,523,395
5% 8/1/28	3,175,000	3,466,706
Series 2023 B, 5% 12/1/29	5,000,000	5,597,690
Series 2017:
5% 10/1/26	325,000	341,417
5% 10/1/26 (Escrowed to Maturity)	20,000	21,057
Series 2021 D, 4% 11/1/26	2,905,000	2,994,390
Series A, 5% 9/1/29	860,000	861,540
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	525,000	496,483
Series 2016 B3, 3.125%, tender 11/1/26 (b)	6,000,000	6,026,551
Series 2020 A, 5% 11/1/25	1,000,000	1,028,225
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/25	2,100,000	2,114,721
5% 1/1/26	1,090,000	1,125,257
5% 1/1/27	1,900,000	2,006,548
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018, 5% 7/1/25	625,000	635,257
Series 2015:
4% 2/1/25 (d)(e)	857,313	600,119
5% 2/1/30 (d)(e)	182,407	127,685
Series 2016:
5% 10/1/24	2,030,000	2,031,876
5% 10/1/25	1,010,000	1,025,964
Series 2018 A, 5% 3/1/27	555,000	577,590
Series 2021 A:
5% 4/1/25	575,000	580,024
5% 4/1/26	380,000	389,271
5% 4/1/27	600,000	624,052
5% 4/1/28	425,000	448,045
5% 4/1/29	625,000	667,098
5% 4/1/30	440,000	474,526
5% 4/1/31	450,000	488,565
Series 2024 A:
5% 12/1/28	910,000	996,437
5% 12/1/29	1,240,000	1,379,785
5% 12/1/30	1,250,000	1,407,959
Cerritos Cmnty. College District Series 2012 D, 0% 8/1/28	740,000	663,049
Coast Cmnty. College District Series 2015:
0% 8/1/33 (Pre-Refunded to 8/15/25 @ 71.269)	950,000	658,338
0% 8/1/35 (Pre-Refunded to 8/15/25 @ 64.821)	300,000	189,086
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	262,094
5% 7/1/27	255,000	274,104
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,347,889
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/24	1,000,000	1,000,039
5% 9/1/27	150,000	152,844
Series 2016, 4% 9/1/25	1,915,000	1,924,928
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,141,567
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,714,342
Fort Bragg Calif Unified School District Series 2007, 0% 8/1/30 (AMBAC Insured)	1,000,000	834,324
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/25	235,000	235,980
4% 2/1/26	210,000	213,734
4% 2/1/27	230,000	236,877
4% 2/1/28	230,000	239,374
4% 2/1/30	385,000	406,598
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,342,432
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
0% 6/1/26 (Escrowed to Maturity)	500,000	476,195
0% 6/1/27 (Escrowed to Maturity)	5,000,000	4,630,532
Series 2017 A1:
5% 6/1/25 (Escrowed to Maturity)	285,000	289,736
5% 6/1/26 (Escrowed to Maturity)	1,000,000	1,041,598
5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	1,805,000	1,923,631
Kingsburg Calif Jt Union High School Series 2008, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,170,000	913,688
Long Beach Unified School District:
Series 1999 G, 0% 8/1/29 (Assured Guaranty, Inc. Insured)	3,995,000	3,475,645
Series D1, 0% 8/1/29	1,915,000	1,584,486
Los Angeles County Dev. Authorities Bonds Series 2023 C, 3.75%, tender 12/1/26 (b)	3,000,000	3,023,939
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	3,657,535
Series 2022 G:
5% 12/1/25	1,500,000	1,547,556
5% 12/1/26	1,750,000	1,853,096
5% 12/1/27	1,875,000	2,031,964
5% 12/1/28	1,625,000	1,800,359
Los Angeles Dept. Arpt. Rev.:
Series 2019 C:
5% 5/15/25	190,000	193,221
5% 5/15/25 (Escrowed to Maturity)	75,000	76,182
Series 2020 B, 5% 5/15/26	7,000,000	7,307,981
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	465,000	433,710
Series 2024 A, 5% 7/1/28	2,000,000	2,198,692
Series M1, 5% 7/1/25	300,000	306,398
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/29	4,750,000	5,299,469
5% 10/1/30	5,000,000	5,653,202
Mendocino-Lake Cmnty. Clge District Series 2015 B, 0% 8/1/38 (Pre-Refunded to 8/1/25 @ 52.824)	3,240,000	1,666,829
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/30	1,200,000	1,287,937
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,468,578
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,546,676
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,619,754
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/32	545,000	412,565
Mount Diablo Unified School District Series 2022 B, 4% 8/1/27	3,000,000	3,136,805
Mountain View Calif School District S Series 2024, 0% 7/1/29	5,000,000	4,213,337
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	949,614
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,902,715
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,422,581
Oakland Unified School District Alameda County Series 2016:
5% 8/1/26	1,725,000	1,802,781
5% 8/1/29	940,000	975,925
Palm Springs Unified School District Series 2016 A, 1.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	1,895,000	1,625,812
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,308,480
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/31	965,000	796,825
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,015,000	882,621
Palomar Pomerado Health Series 2009 A, 0% 8/1/31 (Assured Guaranty, Inc. Insured)	800,000	624,743
Pasadena Unified School District Gen. Oblig. Series 2020 C, 5% 8/1/29	1,300,000	1,459,057
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,752,269
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	2,036,065
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,565,998
Robla School District Series 2007, 0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,235,000	1,799,578
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,455,000	1,350,612
0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	500,000	451,799
Series 2014, 5% 7/1/25	50,000	50,043
Series 2021:
4% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,127,266
4% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	350,000	362,614
4% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	625,000	652,958
4% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	250,000	262,733
Series 2022:
5% 7/1/26 (Build America Mutual Assurance Insured)	1,415,000	1,475,937
5% 7/1/27 (Build America Mutual Assurance Insured)	1,825,000	1,945,806
5% 7/1/28 (Build America Mutual Assurance Insured)	2,250,000	2,449,775
5% 7/1/29 (Build America Mutual Assurance Insured)	2,750,000	3,052,512
5% 7/1/30 (Build America Mutual Assurance Insured)	1,575,000	1,777,818
Sacramento County Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/25	605,000	617,379
Series 2018 E, 5% 7/1/28	745,000	816,235
Series 2020:
5% 7/1/26	370,000	387,462
5% 7/1/27	830,000	889,139
5% 7/1/28	700,000	766,932
Sacramento Muni. Util. District Elec. Rev. Bonds:
Series 2019 B, 5%, tender 10/15/25 (b)	1,920,000	1,946,034
Series 2023 D, 5%, tender 10/15/30 (b)	6,000,000	6,726,996
Sacramento TOT Rev.:
Series 2018 A, 5% 6/1/31	500,000	536,619
Series A, 5% 6/1/26	900,000	933,127
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/26	1,450,000	1,508,105
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/29	1,025,000	1,147,067
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B, 5% 10/15/25	1,605,000	1,651,322
San Diego Unified School District Series 2009, 0% 7/1/30 (Escrowed to Maturity)	1,050,000	890,798
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/26 (Escrowed to Maturity)	7,300,000	7,054,696
San Lorenzo Valley Unified Series 2004:
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485,000	1,329,039
0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,037,634
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,325,898
0% 9/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,945,000	7,143,904
San Mateo Unified School District Series 2004, 0% 9/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,750,000	6,069,396
Santa Monica Cmnty. College District Gen. Oblig. Series 2004 B, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	270,735
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/26 (AMBAC Insured)	11,165,000	10,550,801
Southern California Pub. Pwr. Auth. Bonds Series 2024 A, 5%, tender 9/1/30 (b)	1,000,000	1,076,436
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	7,325,000	7,130,041
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/24	700,000	701,099
5% 10/1/25	750,000	770,320
5% 10/1/26	1,000,000	1,050,955
5% 10/1/27	1,000,000	1,073,335
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	125,000	125,005
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,610,000	3,762,632
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/27	500,000	522,138
Turlock Irrigation District Rev. Series 2020, 5% 1/1/26	4,995,000	5,160,838
Univ. of California Revs.:
Series 2023 BM:
5% 5/15/28	3,000,000	3,290,708
5% 5/15/29	2,350,000	2,635,891
Series 2023 BN, 5% 5/15/29	5,000,000	5,608,279
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/26	500,000	510,192
5% 1/1/28	1,000,000	1,051,578
Vernon Elec. Sys. Rev.:
Series 2021 A:
5% 4/1/26	1,000,000	1,030,018
5% 4/1/28	1,500,000	1,598,598
Series 2022 A:
5% 8/1/25	500,000	508,482
5% 8/1/26	600,000	622,049
5% 8/1/29	1,055,000	1,147,242
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/25	500,000	504,936
5% 7/1/26	935,000	956,859
5% 7/1/27	1,090,000	1,127,249
Series A:
5% 7/1/25	200,000	202,219
5% 7/1/26	250,000	257,095
5% 7/1/27	375,000	390,065
5% 7/1/28	400,000	420,760
5% 7/1/29	350,000	371,691
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	488,208
Series E:
4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	505,919
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	650,000	678,149
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	600,000	625,983
Series F, 4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	400,000	404,735
Westminster School District Series 2009 A1, 0% 8/1/25 (Assured Guaranty, Inc. Insured)	925,000	900,726
TOTAL CALIFORNIA		506,034,155
Puerto Rico - 0.8%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2022 A, 5% 7/1/28 (c)	1,500,000	1,560,863
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	200,000	208,244
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth.:
(Hosp. Auxilio Mutuo Obligated Group Proj.) Series 2021, 5% 7/1/28	1,035,000	1,102,072
Series 2021:
5% 7/1/25	95,000	96,171
5% 7/1/26	100,000	102,463
5% 7/1/27	1,050,000	1,100,844
TOTAL PUERTO RICO		4,170,657
TOTAL MUNICIPAL BONDS (Cost $516,452,788)		510,204,812

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 3.17% (f)(g) (Cost $12,233,045)	12,228,154	12,233,045

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $528,685,833)	522,437,857
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,887,921)
NET ASSETS - 100.0%	519,549,936

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,543,808 or 0.7% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Level 3 security
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.17%	5,689,700	64,478,636	57,935,291	106,098	-	-	12,233,045	0.7%
Total	5,689,700	64,478,636	57,935,291	106,098	-	-	12,233,045

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	510,204,812	-	509,477,008	727,804

Money Market Funds	12,233,045	12,233,045	-	-
Total Investments in Securities:	522,437,857	12,233,045	509,477,008	727,804
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $516,452,788)	$510,204,812
Fidelity Central Funds (cost $12,233,045)	12,233,045

Total Investment in Securities (cost $528,685,833)		$522,437,857
Cash		29,976
Receivable for fund shares sold		222,516
Interest receivable		4,704,289
Distributions receivable from Fidelity Central Funds		29,652
Other receivables		47
Total assets		527,424,337
Liabilities
Payable for investments purchased	$6,911,760
Payable for fund shares redeemed	565,625
Distributions payable	270,710
Accrued management fee	85,277
Other affiliated payables	40,836
Other payables and accrued expenses	193
Total liabilities		7,874,401
Net Assets		$519,549,936
Net Assets consist of:
Paid in capital		$533,740,004
Total accumulated earnings (loss)		(14,190,068)
Net Assets		$519,549,936
Net Asset Value, offering price and redemption price per share ($519,549,936 ÷ 50,044,428 shares)		$10.38
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Interest		$5,591,367
Income from Fidelity Central Funds		106,098
Total income		5,697,465
Expenses
Management fee	$503,096
Transfer agent fees	245,079
Custodian fees and expenses	8
Independent trustees' fees and expenses	712
Audit fees	(2,309)
Total expenses		746,586
Net Investment income (loss)		4,950,879
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(26,172)
Total net realized gain (loss)		(26,172)
Change in net unrealized appreciation (depreciation) on investment securities		4,189,822
Net gain (loss)		4,163,650
Net increase (decrease) in net assets resulting from operations		$9,114,529
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,950,879	$9,458,395
Net realized gain (loss)	(26,172)	(3,439,381)
Change in net unrealized appreciation (depreciation)	4,189,822	11,747,635
Net increase (decrease) in net assets resulting from operations	9,114,529	17,766,649
Distributions to shareholders	(4,918,448)	(9,394,613)

Share transactions
Proceeds from sales of shares	64,171,533	142,188,146
Reinvestment of distributions	3,385,634	6,624,308
Cost of shares redeemed	(62,847,277)	(217,378,911)

Net increase (decrease) in net assets resulting from share transactions	4,709,890	(68,566,457)
Total increase (decrease) in net assets	8,905,971	(60,194,421)

Net Assets
Beginning of period	510,643,965	570,838,386
End of period	$519,549,936	$510,643,965

Other Information
Shares
Sold	6,246,548	13,966,636
Issued in reinvestment of distributions	330,458	650,888
Redeemed	(6,131,800)	(21,441,435)
Net increase (decrease)	445,206	(6,823,911)

Financial Highlights
Fidelity® California Limited Term Tax-Free Bond Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.30	$10.12	$10.50	$10.81	$10.87	$10.58
Income from Investment Operations
Net investment income (loss) B,C	.101	.179	.143	.132	.157	.182
Net realized and unrealized gain (loss)	.079	.180	(.380)	(.309)	(.040)	.290
Total from investment operations	.180	.359	(.237)	(.177)	.117	.472
Distributions from net investment income	(.100)	(.179)	(.143)	(.132)	(.157)	(.181)
Distributions from net realized gain	-	-	-	(.001)	(.020)	(.001)
Total distributions	(.100)	(.179)	(.143)	(.133)	(.177)	(.182)
Net asset value, end of period	$10.38	$10.30	$10.12	$10.50	$10.81	$10.87
Total Return D,E	1.77%	3.58%	(2.26)%	(1.66)%	1.09%	4.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H	.32%	.48%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.29 % H	.30%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.29% H	.30%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.95% H	1.76%	1.41%	1.23%	1.45%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$519,550	$510,644	$570,838	$704,785	$775,453	$751,973
Portfolio turnover rate I	12 % H	23%	23%	18%	19%	31%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,884,411
Gross unrealized depreciation	(9,055,737)
Net unrealized appreciation (depreciation)	$(6,171,326)
Tax cost	$528,609,183

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,429,297)
Long-term	(6,635,976)
Total capital loss carryforward	$(8,065,273)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Limited Term Tax-Free Bond Fund	37,291,025	31,021,089
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees and certain other expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817080.118
CSI-SANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024